Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenues	The following table presents the Group’s revenues disaggregated by revenue sources for the years ended August 31 2023 and 2022, respectively.
	For the	For the
	year ended	year ended
	August 31,	August 31,
Disaggregation of revenues	2023	2022
Artificial Intelligent Education	$25,699	$1,770
Artificial Intelligent Universe IAAS	6,727	350
Total	$32,426	$2,120